Convertible Loan Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Convertible Loan Notes
Convertible loan notes issued	$ 290	$ 278	$ 247
Accrued interest	11	12	31
Planwise Convertible Loan Note	$ 302	$ 290	$ 278